UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22255

EGA Emerging Global Shares Trust

(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue
Ridgewood, NJ 07450	07450

(Address of principal executive offices)	(Zip code)

Robert C. Holderith
171 East Ridgewood Avenue
Ridgewood, NJ 07450

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-201-389-6872

Date of fiscal year end:	March 31, 2010

Date of reporting period:	June 30, 2009

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EGS DOW JONES EMERGING MARKETS ENERGY TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS—98.0%
Commercial Services & Supplies—4.7%
Sasol Ltd.	7,755	$271,116

Electrical Equipment—3.9%
Suntech Power Holdings Co., Ltd. ADR *	12,534	223,857

Energy Equipment & Services—3.5%
China Oilfield Services Ltd. Class H	182,625	198,176

Oil, Gas & Consumable Fuels—85.9%
China Petroleum & Chemical Corp.	365,546	278,757
Ecopetrol SA ADR	11,017	268,705
Gazprom OAO ADR	17,927	363,022
Lukoil OAO ADR	7,650	339,431
MOL Hungarian Oil and Gas Nyrt	4,308	265,012
NovaTek OAO GDR	5,649	269,457
Petrobras Energia Participaciones SA Class B	96,648	59,574
PetroChina Co., Ltd. Class H	337,460	374,469
Petroleo Brasileiro SA	25,030	415,847
Polski Koncern Naftowy Orlen	21,638	179,328
Polskie Gornictwo Naftowe I Gazownictwo SA	132,393	168,868
PTT Aromatics & Refining PCL	107,128	56,913
PTT Exploration & Production PCL	51,765	202,836
PTT PCL	38,459	264,145
Reliance Industries, Ltd. 144A GDR *	6,186	513,438
Rosneft Oil Co. GDR	48,943	266,739
Surgutneftegaz SP ADR	38,454	267,255
Tatneft ADR	11,528	282,436
Thai Oil PCL	80,346	83,718

Total Oil, Gas & Consumable Fuels		4,919,950

TOTAL INVESTMENTS IN SECURITIES—98.0% (Cost $5,818,023)		5,613,099

Cash and Other Assets in Excess of Liabilities —2.0%		114,290

NET ASSETS—100.0%		$5,727,389

*	Non–income producing security.
ADR	American Depository Receipts.
GDR	Global Depository Receipts.

See Notes to Schedule of Investments.

EGS DOW JONES EMERGING MARKETS ENERGY TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2009 (Unaudited)

(Expressed in U.S. Dollars)

The following forward foreign currency contracts were open at June 30, 2009:

		Contracts To Deliver		In Exchange For

Settlement Date	Counterparty	Currency	Amount	Currency	Amount	Unrealized Gain/(Loss)

7/1/2009	BNY Mellon	HUF	(6,661,726)	USD	$33,773	$(520)
7/1/2009	BNY Mellon	PLN	(298,704)	USD	93,025	(817)
7/6/2009	BNY Mellon	THB	(12,918,511)	USD	377,812	(1,365)
7/6/2009	BNY Mellon	HKD	(205,426)	USD	26,505	(1)
7/6/2009	BNY Mellon	HKD	(25,386)	USD	3,276	—

					Net Unrealized gain/loss	$(2,703)

Currency Legend
HKD - Hong Kong Dollar
HUF - Hungarian Forint
PLN - Polish Zloty
THB - Thai Baht
USD - United States Dollar

See Notes to Schedule of Investments.

EGS DOW JONES EMERGING MARKETS METALS & MINING TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS—99.8%
Metals & Mining—82.5%
Aluminum Corp. of China, Ltd. Class H	157,264	$148,943
Angang Steel Co., Ltd. Class H	51,242	85,028
Anglo Platinum Ltd.	2,838	200,474
AngloGold Ashanti Ltd.	5,027	184,233
ArcelorMittal South Africa Ltd.	13,482	166,725
Cia Siderurgica Nacional SA	9,390	208,997
Gerdau SA	18,250	191,365
Gold Fields Ltd.	15,327	185,611
Grupo Mexico SAB de C.V. Series B	128,828	140,857
Impala Platinum Holdings Ltd.	16,285	359,439
Jiangxi Copper Co., Ltd. Class H	58,641	96,095
Metalurgica Gerdau SA	14,579	190,885
MMC Norilsk Nickel ADR *	28,950	266,340
Novolipetsk Steel GDR	4,369	89,565
Polyus Gold Co. ADR	8,371	172,861
Severstal GDR	15,469	83,842
Sterlite Industries India Ltd. ADR	16,400	204,016
Usinas Siderurgicas de Minas Gerais SA	9,404	201,295
Vale SA	17,679	271,527

Total Metals & Mining		3,448,098

Oil, Gas & Consumable Fuels—17.3%
Bumi Resources Tbk PT	869,090	158,365
China Coal Energy Co. Class H	138,267	163,778
China Shenhua Energy Co., Ltd. Class H	74,939	276,064
Yanzhou Coal Mining Co. Ltd. Class H	91,920	126,434

Total Oil, Gas & Consumable Fuels		724,641

TOTAL INVESTMENTS IN SECURITIES—99.8% (Cost: $4,050,167)		4,172,739

Cash and Other Assets in Excess of Liabilities—0.2%		7,162

NET ASSETS—100.0%		$4,179,901

*	Non–income producing security.
ADR	American Depository Receipts.
GDR	Global Depository Receipts.

See Notes to Schedule of Investments.

EGS DOW JONES EMERGING MARKETS METALS MINING TITANS INDEX FUND SCHEDULE OF INVESTMENTS (Continued) JUNE 30, 2009 (Unaudited)

(Expressed in U.S. Dollars)

The following forward foreign currency contracts were open at June 30, 2009:

		Contracts To Deliver		In Exchange For

Settlement Date	Counterparty	Currency	Amount	Currency	Amount	Unrealized Gain/(Loss)

7/6/2009	BNY Mellon	ZAR	(49,212)	USD	6,321	$(51)

				Net Unrealized gain/loss		$(51)

Currency Legend
USD - United States Dollar
ZAR - South African Rand

See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION

EGA Emerging Global Shares Trust (the “Trust”) is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers twelve separate non-diversified series, two of which, (collectively, the “Funds” and each individually a “Fund”) Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund and Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund, are active. The Funds commenced operations on May 21, 2009.

The Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Oil and Gas Titans Index. The Dow Jones Emerging Markets Oil and Gas Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Oil and Gas sector of the global economy, which also includes alternative energy sources other than oil and gas. The Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Metals & Mining Titans Index. The Dow Jones Emerging Markets Metals & Mining Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be in the Metals & Mining sector of the global economy. The Metals & Mining sector is a sub-sector of the Basic Materials industry, as defined by ICB. Accordingly, some securities in which the Fund invests may also be held by the Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates and Indemnifications

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Foreign Currency Contracts

Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

Income Taxes

The Funds intend to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

3. SUMMARY OF FAIR VALUE DISCLOSURE

The Financial Accounting Standard Board’s (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”), provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2009 in valuing the Funds’ assets carried at fair value:

EGS Dow Jones Emerging Markets Energy Titans Index Fund

Valuation Inputs		Investments in Securities	Other Financial Investments*

Level 1 –	Quoted Prices
	Common Stocks	$5,613,099	$—
	Currency Contracts	—	(2,703)
Level 2 –	Other Significant Observable Inputs	—	—
Level 3 –	Significant Unobservable Inputs	—	—

Total		$5,613,099	$(2,703)

NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

EGS Dow Jones Emerging Markets Metals & Mining Titans Index Fund

Valuation Inputs		Investments in Securities	Other Financial Investments*

Level 1 –	Quoted Prices
	Common Stocks	$4,172,739	$—
	Currency Contracts	—	(51)
Level 2 –	Other Significant Observable Inputs	—	—
Level 3 –	Significant Unobservable Inputs	—	—

Total		$4,172,739	$(51)

* Other financial investments include forward exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds did not hold any Level 2 or Level 3 securities during the period reported.

4. DERIVATIVE INSTRUMENTS & HEDGING ACTIVITIES

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management has evaluated the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Fund’s financial statements.

The following is a summary of the fair value of the derivative instruments utilized by the Funds, categorized by risk exposure, as of June 30, 2009:

Fund	Derivative Instruments	Asset Derivatives	Liability Derivatives	Net Derivatives

EGS Dow Jones Emerging Markets Energy Titans Index Fund	Forward Exchange Currency Contracts	$407,592	$(410,295)	$(2,703)

EGS Dow Jones Emerging Markets Metals & Mining Titans Index Fund	Forward Exchange Currency Contracts	6,321	(6,372)	(51)

5. FEDERAL INCOME TAX

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same, for book purposes, as indicated below:

NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

EGS Dow Jones Emerging Markets Energy Titans Index Fund	$5,818,023	$64,343	$(269,267)	$(204,924)
EGS Dow Jones Emerging Markets Metals & Mining Titans Index Fund	4,050,167	245,541	(122,969)	122,572

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

6. ACCOUNTING PRONOUNCEMENTS

In May 2008, the FASB issued SFAS No. 162, “The Hierarchy of Generally accepted Accounting Principles” (“SFAS 162”). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statement of nongovernmental entities that are presented in conformity with GAAP in the United States. SFAS 162 became effective on November 15, 2008. Management has evaluated SFAS 162 and does not expect it to materially impact the Trust’s financial statements.

In September 2008, FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS No. 161 (“FSP 133-1”). FSP 133-1 requires more detailed disclosures about the Fund’s use of credit derivatives when the Fund is a protection seller. The enhanced disclosures include for each credit derivative, its nature (including its terms and its current status with respect to payment/performance risk), the maximum potential amount of undiscounted future payments the Fund could be required to make, its fair value and any associated collateral held by the Fund, or by third parties, FSP 133-1 is effective for fiscal periods and interim periods ending after November 15, 2008. Management is currently evaluating the impact the adoption of FSP 133-1 will have on its financial statements and disclosure.

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (“FAS 165”), which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. Although there is new terminology, the standard is based on the same principles as those that currently exist in the auditing standards. The standard, which includes a new required disclosure of the date through which an entity has evaluated subsequent events, is effective for interim or annual periods ending after June 15, 2009. The adoption of FAS 165 has had no material effect on the Funds’ financial statements and related disclosures.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EGA Emerging Global Shares Trust

By:	/s/ Robert C. Holderith

Robert C. Holderith
Chief Executive Officer

Date: August 24, 2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert C. Holderith

Robert C. Holderith
Chief Executive Officer

Date: August 24, 2009

By:	/s/ Tom Carter

Tom Carter
Chief Financial Officer

Date: August 24, 2009

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.